iSHARES® HIGH DIVIDEND EQUITY FUND Ticker: HDV Stock Exchange: NYSE Arca
Investment Objective

The iShares High Dividend Equity Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Dividend Yield Focus Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares High Dividend Equity Fund	0.40%	none	none	0.40%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
iShares High Dividend Equity Fund	41	128

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

The Underlying Index measures the performance of a select group of U.S. equity securities issued by companies that have provided relatively high dividend yields on a consistent basis. Underlying Index constituents are drawn from the pool of stocks issued by U.S.-domiciled companies that trade publicly on the New York Stock Exchange ("NYSE"), the NYSE Amex Equities, or The NASDAQ Stock Market. The Underlying Index is a subset of the Morningstar U.S. Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded U.S. stocks). The Underlying Index is comprised of qualified income paying securities that are screened for superior company quality and financial health as determined by Morningstar, Inc.'s ("Morningstar") proprietary index methodology. Stocks in the Underlying Index represent the top 75 yielding stocks meeting the screening requirements. The Morningstar index methodology determines "company quality" in accordance with the Morningstar Economic Moat™ rating system, in which companies are expected to earn above-average profits and sustain their dividend. Stocks in the Underlying Index are designated as having a rating of either "narrow" or "wide" based on the strength of the company's competitive advantage. Additionally, companies are screened for "financial health" using Morningstar's Distance to Default measure, a quantitative option pricing approach that estimates a company's probability of default. To qualify for inclusion in the Underlying Index, constituents must have a Morningstar Economic Moat rating of "narrow" or "wide" and have a Morningstar Distance to Default score in the top 50% of eligible dividend-paying companies. For those companies that are not assigned a Morningstar Economic Moat rating, these companies must demonstrate a Morningstar Distance to Default score in the top 30% of eligible dividend paying companies. Additionally, each constituent's dividend must be deemed to be qualified income.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of the Underlying Index or in depositary receipts representing securities of the Underlying Index. However, the Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Morningstar.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Investment Strategy Risk. While the index methodology attempts to screen companies for inclusion based on competitive advantage and financial health, there is no guarantee that the securities in the Underlying Index or in the Fund's portfolio will increase in value or that they won't decline in value.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund will have exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner, or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Utilities Sector Risk. The utilities sector is subject to significant government regulations and review. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with regulations, among other factors.

Performance Information
As of the date of the Fund's prospectus (the "Prospectus"), the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 24, 2011
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001100663
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 24, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 28, 2011
Prospectus Date	rr_ProspectusDate	Mar 28, 2011
iShares High Dividend Equity Fund | iShares High Dividend Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
1 Year	rr_ExpenseExampleYear01	41
3 Years	rr_ExpenseExampleYear03	128
iShares High Dividend Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® HIGH DIVIDEND EQUITY FUND Ticker: HDV Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares High Dividend Equity Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Dividend Yield Focus Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index measures the performance of a select group of U.S. equity securities issued by companies that have provided relatively high dividend yields on a consistent basis. Underlying Index constituents are drawn from the pool of stocks issued by U.S.-domiciled companies that trade publicly on the New York Stock Exchange ("NYSE"), the NYSE Amex Equities, or The NASDAQ Stock Market. The Underlying Index is a subset of the Morningstar U.S. Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded U.S. stocks). The Underlying Index is comprised of qualified income paying securities that are screened for superior company quality and financial health as determined by Morningstar, Inc.'s ("Morningstar") proprietary index methodology. Stocks in the Underlying Index represent the top 75 yielding stocks meeting the screening requirements. The Morningstar index methodology determines "company quality" in accordance with the Morningstar Economic Moat™ rating system, in which companies are expected to earn above-average profits and sustain their dividend. Stocks in the Underlying Index are designated as having a rating of either "narrow" or "wide" based on the strength of the company's competitive advantage. Additionally, companies are screened for "financial health" using Morningstar's Distance to Default measure, a quantitative option pricing approach that estimates a company's probability of default. To qualify for inclusion in the Underlying Index, constituents must have a Morningstar Economic Moat rating of "narrow" or "wide" and have a Morningstar Distance to Default score in the top 50% of eligible dividend-paying companies. For those companies that are not assigned a Morningstar Economic Moat rating, these companies must demonstrate a Morningstar Distance to Default score in the top 30% of eligible dividend paying companies. Additionally, each constituent's dividend must be deemed to be qualified income.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of the Underlying Index or in depositary receipts representing securities of the Underlying Index. However, the Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Morningstar.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Investment Strategy Risk. While the index methodology attempts to screen companies for inclusion based on competitive advantage and financial health, there is no guarantee that the securities in the Underlying Index or in the Fund's portfolio will increase in value or that they won't decline in value.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund will have exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner, or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Utilities Sector Risk. The utilities sector is subject to significant government regulations and review. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with regulations, among other factors.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of the Fund's prospectus (the "Prospectus"), the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of the Fund's prospectus (the "Prospectus"), the Fund has been in operation for less than one full calendar year and therefore does not report its performance information